Operating lease commitments - minimum lease payments (Tables)	12 Months Ended
Oct. 31, 2019
Operating lease commitments - minimum lease payments [Abstract]
Future Minimum Lease Payments under Non-cancellable Operating Leases
At October 31, 2019 the Group has a number of lease agreements in respect of properties, vehicles, plant and equipment, for which the payments extend over a number of years.

	October 31, 2019	October 31, 2018
	$m	$m
Future minimum lease payments under non-cancellable operating leases falling due:
No later than one year	78.6	65.8
Later than one year and no later than three years	123.6	86.4
Later than three years and no later than five years	61.4	53.3
Later than five years	37.6	22.5
Total	301.2	228.0